Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ 9,063	$ 5,793	$ 31,119
Deferred	0	0	238,248
Total	$ 9,063	$ 5,793	$ 269,367